Share-Based Compensation Plans - Summary of Share-Based Compensation Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of units:
Outstanding at beginning of year	734,000	725,000	661,000
Granted	330,000	312,000	300,000
Vested	(299,000)	(302,000)	(234,000)
Canceled or forfeited	0	(1,000)	(2,000)
Outstanding at end of year	765,000	734,000	725,000
Weighted Average Grant Date Fair Value:
Outstanding at beginning of year	$ 21.26	$ 21.00	$ 19.95
Granted	10.46	21.06	21.05
Vested	18.46	19.65	19.68
Expired or canceled	0	21.29	18.74
Outstanding at end of year	$ 16.19	$ 21.26	$ 21.00
Compensation expense recorded during the year	$ 5,748	$ 6,346	$ 7,107
Fair value of vested units during the year	$ 5,510	$ 5,929	$ 4,615
At period end:
Units available for future awards	4,632,000
Unamortized compensation cost	$ 4,118